EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Denominators of Basic and Diluted Per Share Computations

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2010	2011	2012
Weighted average number of outstanding shares
Basic	55,834	54,268	50,720
Effect of dilutive securities
Employee share-based compensation	3,457	—	—

Diluted	59,291	54,268	50,720